CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 17,726	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823		$ 95,362	$ 101,398	$ 142,946
Total cost of revenue	15,808				15,429						70,246	71,630	112,066
Gross profit	1,918	(5,341)	14,969	13,886	1,602	224	(1,093)	$ 11,652	18,985		25,116	29,768	30,880
Operating expenses:
Research and development	18,378				14,527						88,080	56,850	51,993
Sales and marketing	7,075				5,299						31,753	21,873	22,137
General and administrative	17,036				10,733						65,732	20,058	12,902
Gain on sale of assets held-for-sale											(7,529)	0	0
Restructuring					1,046					$ 984	984
Total operating expenses	42,489				31,605						179,020	98,781	87,032
Operating loss	(40,571)	(111,454)	(2,742)	(9,705)	(30,003)	(29,764)	(26,888)		(2,642)		(153,904)	(69,013)	(56,152)
Interest income	103				112						152	1,146	630
Interest expense	(36)				(6)						(106)	(77)
Other income (expense), net	(17)				(165)						(90)	35	(136)
Loss before income taxes	(40,521)				(30,062)						(153,948)	(67,909)	(55,672)
Provision for (benefit from) income taxes	296	14	2,562	17	(6,677)	(805)	70		27		(4,084)	(683)	6,628
Net income (loss)	$ (40,817)	$ (111,457)	$ (5,295)	$ (9,727)	$ (23,385)	$ (28,741)	$ (26,827)		$ (2,182)		$ (149,864)	$ (67,226)	$ (62,300)
Net loss per share:
Basic and diluted (in USD per share)	$ (0.22)	$ (0.64)	$ (0.04)	$ (0.07)	$ (0.17)	$ (0.21)	$ (0.20)		$ (0.02)		$ (1.01)	$ (0.50)	$ (0.48)
Weighted-average shares used in computing net loss per share:
Basic and diluted (in shares)	189,222,807				137,911,975						148,088,589	133,942,714	129,948,023
Products
Total revenue	$ 10,593				$ 16,422						$ 68,355	$ 81,424	$ 132,933
Total cost of revenue	15,629				15,126						69,115	69,903	111,081
License and services
Total revenue	7,133				609						27,007	19,974	10,013
Total cost of revenue	$ 179				$ 303						$ 1,131	$ 1,727	$ 985